Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Keeley Funds, Inc.
Entity Central Index Key	0001324203
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000105122
Shareholder Report [Line Items]
Fund Name	Mid Cap Dividend Value Fund
Class Name	Class A
Trading Symbol	KMDVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about KEELEY Mid Cap Dividend Value Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 422-3554
Additional Information Email	info@keeleyteton.com
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mid Cap Dividend Value Fund - Class A	$138	1.20%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
KEELEY Mid Cap Dividend Value Fund - Class A	29.83%	9.99%	9.06%
KEELEY Mid Cap Dividend Value Fund - Class A (includes sales charge)	23.97%	8.98%	8.56%
Russell 1000 Index	35.68%	15.64%	13.10%
Russell Midcap Value Index	29.01%	10.33%	8.93%

AssetsNet	$ 129,622,018
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 829,050
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$129,622,018 Number of Portfolio Holdings82 Portfolio Turnover Rate12% Management Fees$829,050
Holdings [Text Block]

Top 10 Holdings (% of net assets)

NRG Energy Inc.	2.6%
Gen Digital Inc.	2.4%
Allison Transmission Holdings Inc.	2.1%
Jabil Inc.	2.0%
Lamar Advertising Co.	1.8%
UGI Corp.	1.7%
MDU Resources Group Inc.	1.7%
Equitable Holdings Inc.	1.7%
Franco-Nevada Corp.	1.6%
SouthState Corp.	1.6%

Material Fund Change [Text Block]
C000105123
Shareholder Report [Line Items]
Fund Name	Mid Cap Dividend Value Fund
Class Name	Class I
Trading Symbol	KMDIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about KEELEY Mid Cap Dividend Value Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 422-3554
Additional Information Email	info@keeleyteton.com
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mid Cap Dividend Value Fund - Class I	$109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
KEELEY Mid Cap Dividend Value Fund - Class I	30.13%	10.27%	9.33%
Russell 1000 Index	35.68%	15.64%	13.10%
Russell Midcap Value Index	29.01%	10.33%	8.93%

AssetsNet	$ 129,622,018
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 829,050
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$129,622,018 Number of Portfolio Holdings82 Portfolio Turnover Rate12% Management Fees$829,050
Holdings [Text Block]

Top 10 Holdings (% of net assets)

NRG Energy Inc.	2.6%
Gen Digital Inc.	2.4%
Allison Transmission Holdings Inc.	2.1%
Jabil Inc.	2.0%
Lamar Advertising Co.	1.8%
UGI Corp.	1.7%
MDU Resources Group Inc.	1.7%
Equitable Holdings Inc.	1.7%
Franco-Nevada Corp.	1.6%
SouthState Corp.	1.6%

Material Fund Change [Text Block]
C000080997
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Value Fund
Class Name	Class A
Trading Symbol	KSDVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about KEELEY Small Cap Dividend Value Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 422-3554
Additional Information Email	info@keeleyteton.com
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Small Cap Dividend Value Fund - Class A	$149	1.29%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
KEELEY Small Cap Dividend Value Fund - Class A	30.24%	10.20%	8.10%
KEELEY Small Cap Dividend Value Fund - Class A (includes sales charge)	24.41%	9.19%	7.61%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%

AssetsNet	$ 290,353,661
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,219,175
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$290,353,661 Number of Portfolio Holdings78 Portfolio Turnover Rate19% Management Fees$2,219,175
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Primoris Services Corp.	2.9%
Kontoor Brands Inc.	2.7%
The Ensign Group Inc.	2.5%
TechnipFMC plc	2.5%
CareTrust REIT Inc.	2.3%
Victory Capital Holdings Inc.	2.2%
Spectrum Brands Holdings Inc.	2.2%
Wintrust Financial Corp.	2.1%
SouthState Corp.	1.8%
KB Home	1.7%

Material Fund Change [Text Block]
C000080998
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Value Fund
Class Name	Class I
Trading Symbol	KSDIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about KEELEY Small Cap Dividend Value Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 422-3554
Additional Information Email	info@keeleyteton.com
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Small Cap Dividend Value Fund - Class I	$120	1.04%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
KEELEY Small Cap Dividend Value Fund - Class I	30.55%	10.48%	8.38%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%

AssetsNet	$ 290,353,661
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,219,175
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$290,353,661 Number of Portfolio Holdings78 Portfolio Turnover Rate19% Management Fees$2,219,175
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Primoris Services Corp.	2.9%
Kontoor Brands Inc.	2.7%
The Ensign Group Inc.	2.5%
TechnipFMC plc	2.5%
CareTrust REIT Inc.	2.3%
Victory Capital Holdings Inc.	2.2%
Spectrum Brands Holdings Inc.	2.2%
Wintrust Financial Corp.	2.1%
SouthState Corp.	1.8%
KB Home	1.7%

Material Fund Change [Text Block]
C000051528
Shareholder Report [Line Items]
Fund Name	Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	KSMVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about KEELEY Small-Mid Cap Value Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 422-3554
Additional Information Email	info@keeleyteton.com
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
KEELEY Small-Mid Cap Value Fund - Class A	$160	1.39%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
KEELEY Small-Mid Cap Value Fund - Class A	30.24%	10.43%	7.79%
KEELEY Small-Mid Cap Value Fund - Class A (includes sales charge)	24.42%	9.42%	7.30%
Russell 3000 Index	35.19%	15.26%	12.83%
Russell 2500 Value Index	26.59%	9.99%	8.47%

AssetsNet	$ 30,078,106
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 172,024
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$30,078,106 Number of Portfolio Holdings86 Portfolio Turnover Rate26% Management Fees$172,024
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Knife River Corp.	2.1%
Equitable Holdings Inc.	2.1%
Spectrum Brands Holdings Inc.	2.0%
The Pennant Group Inc.	1.9%
NRG Energy Inc.	2.0%
Kontoor Brands Inc.	1.9%
Tri Pointe Homes Inc.	1.9%
MDU Resources Group Inc.	1.8%
TechnipFMC plc	1.8%
The Ensign Group Inc.	1.8%

Material Fund Change [Text Block]
C000053918
Shareholder Report [Line Items]
Fund Name	Small-Mid Cap Value Fund
Class Name	Class I
Trading Symbol	KSMIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about KEELEY Small-Mid Cap Value Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 422-3554
Additional Information Email	info@keeleyteton.com
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
KEELEY Small-Mid Cap Value Fund - Class I	$132	1.14%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
KEELEY Small-Mid Cap Value Fund - Class I	30.73%	10.72%	8.07%
Russell 3000 Index	35.19%	15.26%	12.83%
Russell 2500 Value Index	26.59%	9.99%	8.47%

AssetsNet	$ 30,078,106
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 172,024
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$30,078,106 Number of Portfolio Holdings86 Portfolio Turnover Rate26% Management Fees$172,024
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Knife River Corp.	2.1%
Equitable Holdings Inc.	2.1%
Spectrum Brands Holdings Inc.	2.0%
The Pennant Group Inc.	1.9%
NRG Energy Inc.	2.0%
Kontoor Brands Inc.	1.9%
Tri Pointe Homes Inc.	1.9%
MDU Resources Group Inc.	1.8%
TechnipFMC plc	1.8%
The Ensign Group Inc.	1.8%

Material Fund Change [Text Block]